Financial instruments - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2026 USD ($)
Disclosure of financial assets [line items]
Financial assets	$ 469	$ 948
Borrowings	371	265
Increase (Decrease) In Interest Expense On Borrowings	$ 2	0
Increase (Decrease) In Future Electricity Prices, Percent	10.00%
Gain (Loss) On Electricity Swaps Related To Future Electricity Prices	$ 18
Forecast
Disclosure of financial assets [line items]
Contractual commitments for acquisition of property, plant and equipment			$ 51
United States of America, Dollars
Disclosure of financial assets [line items]
Change in value of earnings, increase (decrease) of one cent increase (decrease)	19
Change in value of foreign currency, increase (decrease) of one cent increase (decrease)	7
Canada, Dollars
Disclosure of financial assets [line items]
Change in value of earnings, increase (decrease) of one cent increase (decrease)	19
Change in value of foreign currency, increase (decrease) of one cent increase (decrease)	7
United Kingdom, Pounds
Disclosure of financial assets [line items]
Change in value of foreign currency, increase (decrease) of one cent increase (decrease)	7
Euro Member Countries, Euro
Disclosure of financial assets [line items]
Change in value of foreign currency, increase (decrease) of one cent increase (decrease)	7
Electricity Swaps
Disclosure of financial assets [line items]
Financial assets	24
Long-term debt		(14)
Trade receivables
Disclosure of financial assets [line items]
Financial assets	$ 244	$ 292
Trade receivables | Credit risk
Disclosure of financial assets [line items]
Credit risk	0.34	0.29